Note 19 - Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		Fair Value Measurements at Reporting Date Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

December 31, 2012:
Securities available for sale:
U.S. govt. sponsored agency securities	$338,609,371	$-	$338,609,371	$-
Residential mortgage-backed securities	163,601,103	-	163,601,103	-
Municipal securities	26,185,736	-	26,185,736	-
Trust preferred securities	139,400	-	139,400	-
Other securities	1,624,376	234,453	1,389,923	-
	$530,159,986	$234,453	$529,925,533	$-

December 31, 2011:
Securities available for sale:
U.S. govt. sponsored agency securities	$428,955,220	$-	$428,955,220	$-
Residential mortgage-backed securities	108,853,749	-	108,853,749	-
Municipal securities	25,689,364	-	25,689,364	-
Trust preferred securities	80,800	-	80,800	-
Other securities	1,450,158	191,506	1,258,652	-
	$565,029,291	$191,506	$564,837,785	$-
		Fair Value Measurements at Reporting Date Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012:
Impaired loans/leases	$18,054,234	$-	$-	$18,054,234
Other real estate owned	4,270,901	-	-	4,270,901
	$22,325,135	$-	$-	$22,325,135

December 31, 2011:
Impaired loans/leases	$19,603,360	$-	$-	$19,603,360
Other real estate owned	9,056,619	-	-	9,056,619
	$28,659,979	$-	$-	$28,659,979

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
		As of December 31, 2012		As of December 31, 2011
	Fair Value Heirarchy Level	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value

Cash and due from banks	Level 1	$61,568,446	$61,568,446	$53,136,710	$53,136,710
Federal funds sold	Level 2	26,560,000	26,560,000	20,785,000	20,785,000
Interest-bearing deposits at financial institutions	Level 2	22,359,490	22,359,490	26,750,602	26,750,602
Investment securities:
Held to maturity	Level 3	72,079,385	73,005,706	200,000	200,000
Available for sale	See Previous Table	530,159,986	530,159,986	565,029,291	565,029,291
Loans/leases receivable, net	Level 3	16,716,883	18,054,234	18,151,259	19,603,360
Loans/leases receivable, net	Level 2	1,250,745,552	1,262,090,766	1,163,804,976	1,183,213,640
Deposits:
Nonmaturity deposits	Level 2	1,039,572,326	1,039,572,326	867,972,148	867,972,148
Time deposits	Level 2	334,541,774	337,343,000	337,485,640	341,224,852
Short-term borrowings	Level 2	171,082,961	171,082,961	213,536,450	213,536,450
Federal Home Loan Bank advances	Level 2	202,350,000	220,815,000	204,750,000	223,678,000
Other borrowings	Level 2	138,239,762	154,101,000	136,231,663	151,813,000
Junior subordinated debentures	Level 2	36,085,000	18,786,000	36,085,000	18,444,000